Investments - Investment Category, Duration, and Unrealized Losses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($) security
Unrealized losses on securities in a continuous unrealized loss position
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	1.00%	6.00%
Percentage of gross unrealized losses in a continuous loss position for less than twelve months		54.00%
Number of individual securities comprising total gross unrealized losses | security	5	15
Fixed maturity securities
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months		$ 1,789
Fair value of securities in a continuous unrealized loss position, 12 months or more		917
Total Fair Value		2,706
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		(101)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		(114)
Unrealized losses on securities in a continuous unrealized loss position		(215)
Fixed maturity securities | States, municipalities and political subdivisions
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months		101
Fair value of securities in a continuous unrealized loss position, 12 months or more		0
Total Fair Value		101
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		(1)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		0
Unrealized losses on securities in a continuous unrealized loss position		(1)
Fixed maturity securities | Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months		0
Fair value of securities in a continuous unrealized loss position, 12 months or more		522
Total Fair Value		522
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		(9)
Unrealized losses on securities in a continuous unrealized loss position		(9)
Fixed maturity securities | U.S. corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	$ 3,969	693
Fair value of securities in a continuous unrealized loss position, 12 months or more	0	395
Total Fair Value	3,969	1,088
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(17)	(93)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0	(105)
Unrealized losses on securities in a continuous unrealized loss position	$ (17)	(198)
Fixed maturity securities | Foreign corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months		995
Fair value of securities in a continuous unrealized loss position, 12 months or more		0
Total Fair Value		995
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		(7)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		0
Unrealized losses on securities in a continuous unrealized loss position		(7)
Equity securities | Non-redeemable preferred stocks
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months		2,561
Fair value of securities in a continuous unrealized loss position, 12 months or more		385
Total Fair Value		2,946
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		(81)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		(43)
Unrealized losses on securities in a continuous unrealized loss position		$ (124)